SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 228,167	$ 288,311	$ 57,583
Less: accumulated depreciation	(21,598)	(27,290)	(55,553)
Property and equipment, net	206,569	261,021	2,030
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	2,832	3,578	1,200
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	7,054	8,913
Computer and Software [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	13,033	16,468	56,383
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 205,248	$ 259,352